Earnings/ (Loss) per share - Basic and Diluted (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Share, Basic [Abstract]
Schedule Of Earnings per share, Basic and Diluted
	June 30, 2014	June 30, 2015
	Basic EPS	Basic EPS
Net income	$47,213	$70,613
Less: paid and accrued earnings allocated to Preferred Stock	(5,719)	(7,313)
Net income available to common stockholders	41,494	63,300
Weighted average number of common shares, basic and diluted	74,800,000	74,876,866
Earnings per common share, basic and diluted	$0.55	$0.85